UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Intermediate Maturity New York Municipals Fund
Class A [IMNYX]	Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$40	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$125,355,794
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Maturity New York Municipals Fund	PAGE 1	7164-STSR-0726

Western Asset Intermediate Maturity New York Municipals Fund
Class C [SINLX]	Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$70	1.39%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$125,355,794
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Maturity New York Municipals Fund	PAGE 1	7719-STSR-0726

Western Asset Intermediate Maturity New York Municipals Fund
Class I [LMIIX]	Semi-Annual Shareholder Report | May 31, 2026

This semi-annual shareholder report contains important information about Western Asset Intermediate Maturity New York Municipals Fund for the period  December 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$125,355,794
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Intermediate Maturity New York Municipals Fund	PAGE 1	7497-STSR-0726

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Intermediate Maturity New York Municipals Fund
Financial Statements and Other Important Information
Semi-Annual  | May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
May 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 84.4%
Education — 12.1%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Tapestry Charter School Project, Series A	5.000%	8/1/37	$825,000	$829,991
Build NYC Resource Corp., NY, Revenue:
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/27	100,000	100,393
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/28	100,000	99,822
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/29	110,000	109,570
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/30	100,000	99,290
Academic Leadership Charter School Project, Series 2021	4.000%	6/15/36	360,000	344,778
East Harlem Scholars Academy Charter School Project	5.750%	6/1/52	300,000	294,602 (a)
Manhattan College Project, Refunding	5.000%	8/1/35	400,000	402,005
Manhattan College Project, Refunding	5.000%	8/1/36	500,000	502,048
New York State Dormitory Authority Revenue:
New York University, Series C, Refunding	4.000%	7/1/36	1,802,000	1,849,632
Non-State Supported Debt SD Program, Refunding, AG, State Aid Withholding	5.000%	10/1/35	5,000,000	5,466,815
Non-State Supported Debt SD Program, Series A, Unrefunded, AG	5.000%	10/1/30	1,995,000	2,103,718
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/27	2,000,000	2,050,774
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	900,000	945,953
Total Education				15,199,391
Health Care — 2.0%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/34	750,000	808,058
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/44	480,000	450,174
New York State Dormitory Authority Revenue, Orchard Park CCRC Inc. Obligated Group, Series A	5.125%	11/15/50	300,000	303,472
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Oneida County, NY, Local Development Corp., Mohawk Valley Health System Project, Series A, Refunding, AG	4.000%	12/1/32	$1,000,000	$1,017,085
Total Health Care				2,578,789
Housing — 2.2%
New York City, NY, HDC Impact Revenue, Sustainable Development Bonds, Series A, HUD Section 8	4.450%	8/1/43	2,770,000	2,793,472
Industrial Revenue — 2.8%
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	1,000,000	1,038,536
New York State Energy Finance Development Corp. Revenue, Series 2025	5.000%	12/1/33	1,300,000	1,345,338 (b)(c)
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	600,000	578,532 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	500,000	513,738 (d)
Total Industrial Revenue				3,476,144
Local General Obligation — 5.6%
Nassau County, NY, Health Care Corp. Revenue, Nassau County GTD, Refunding	5.000%	8/1/28	3,500,000	3,685,256
New York City, NY, GO:
Series 1	5.000%	8/1/35	1,000,000	1,110,474
Subseries F-1, Refunding	5.000%	8/1/35	2,000,000	2,220,948
Total Local General Obligation				7,016,678
Power — 2.0%
Long Island, NY, Power Authority Electric System Revenue, Series B	3.000%	9/1/29	2,500,000	2,495,518 (b)(c)
Pre-Refunded/Escrowed to Maturity — 2.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2017, Series CC-1, Refunding	5.000%	6/15/46	2,500,000	2,502,198
New York State Dormitory Authority Revenue, Non-State Supported Debt SD Program, Series A, Refunding, AG	5.000%	10/1/30	5,000	5,269 (e)
Total Pre-Refunded/Escrowed to Maturity				2,507,467
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Solid Waste/Resource Recovery — 1.3%
Rockland County, NY, Solid Waste Management Authority Revenue:
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/38	$625,000	$627,437 (d)
Exempt Facility General Obligation, Green Bonds, Series A	4.000%	12/15/39	1,040,000	1,043,219 (d)
Total Solid Waste/Resource Recovery				1,670,656
Special Tax Obligation — 23.7%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	3,000,000	3,041,470
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries F-1	5.000%	2/1/47	5,000,000	5,270,068
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured, Series B	0.000%	11/15/31	3,925,000	3,231,879
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 1, Series C, Refunding	5.000%	3/15/39	3,515,000	3,616,367
Group C, Series A	5.000%	3/15/42	3,060,000	3,096,696
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	2,000,000	2,098,833
New York State HFA Revenue:
State Personal Income Tax, Green Bonds, Series B-2	3.300%	12/15/28	750,000	750,743 (b)(c)
State Personal Income Tax, Green Bonds, Series B-2	3.350%	12/15/29	1,100,000	1,105,295 (b)(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	150,000	145,017
Restructured, Series A-1	4.550%	7/1/40	40,000	40,089
Restructured, Series A-1	4.750%	7/1/53	1,600,000	1,541,389
Restructured, Series A-2	4.329%	7/1/40	70,000	69,801
Restructured, Series A-2A	4.550%	7/1/40	1,270,000	1,272,811
Schenectady County, NY, Capital Resource Corp., Lease Revenue Bonds, One Broadway Center Project, Tax Exempt, Series A	5.250%	1/1/50	500,000	523,692
Triborough Bridge & Tunnel Authority, NY, Revenue:
Sales Tax-MTA Bridges & Tunnels, Series A	4.000%	5/15/48	3,000,000	2,809,206
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
MTA Bridges & Tunnels, Senior Lien, Series C, Refunding	5.000%	5/15/47	$1,000,000	$1,044,646
Total Special Tax Obligation				29,658,002
State General Obligation — 0.9%
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	8,827
Restructured, Series A-1	5.625%	7/1/27	10,372	10,537
Restructured, Series A-1	5.625%	7/1/29	10,203	10,726
Restructured, Series A-1	5.750%	7/1/31	9,910	10,734
Restructured, Series A-1	4.000%	7/1/33	9,398	9,420
Restructured, Series A-1	4.000%	7/1/35	228,447	227,897
Restructured, Series A-1	4.000%	7/1/37	685,000	677,141
Restructured, Series A-1	4.000%	7/1/41	104,857	99,938
Restructured, Series A-1	4.000%	7/1/46	10,251	9,092
Subseries CW	0.000%	11/1/43	36,106	24,958 (c)
Total State General Obligation				1,089,270
Transportation — 21.4%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/34	5,000,000	5,098,173
MTA, NY, Transportation Revenue:
Green Bonds, Series B, Refunding	5.000%	11/15/26	1,000,000	1,011,194
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,000,000	2,013,389
Series A-2	5.000%	5/15/30	1,250,000	1,339,776 (b)(c)
Series B, Refunding	5.000%	11/15/37	1,000,000	1,006,300
New York State Bridge Authority Revenue, Series A	4.000%	1/1/46	725,000	693,719
New York State Thruway Authority Revenue, Series L, Refunding	5.000%	1/1/31	1,750,000	1,811,291
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,228,826 (d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	5,100,000	5,211,991 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	1,250,000	1,303,281 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,000,000	1,054,898 (d)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	500,000	502,411 (d)
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Transportation — continued
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/37	$2,500,000	$2,643,197
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	150,000	153,519 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	300,000	288,781 (d)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	150,000	99,507 (d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/37	1,250,000	1,329,462 (d)
Total Transportation				26,789,715
Water & Sewer — 8.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/46	2,000,000	1,951,825
Second General Resolution Fiscal 2023, Series DD, Refunding	4.125%	6/15/47	3,000,000	2,894,328
Series AA2, Refunding	5.000%	6/15/50	5,000,000	5,222,413
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	501,678 (a)
Total Water & Sewer				10,570,244

Total Municipal Bonds (Cost — $106,162,316)				105,845,346
Municipal Bonds Deposited in Tender Option Bond Trusts(f) — 2.5%
Leasing — 1.3%
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	1,500,000	1,570,213
Water & Sewer — 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	1,435,000	1,506,275

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $2,999,046)				3,076,488

Total Investments before Short-Term Investments (Cost — $109,161,362)				108,921,834
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Short-Term Investments — 13.0%
Municipal Bonds — 13.0%
General Obligations — 0.9%
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	2.800%	3/1/48	$1,185,000	$1,185,000 (g)(h)
Health Care — 0.2%
New York City, NY, Health and Hospitals Corp. Revenue, Series C, Refunding, LOC - TD Bank N.A.	1.550%	2/15/31	195,000	195,000 (g)(h)
Housing — 2.5%
Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	1.500%	4/15/33	1,000,000	1,000,000 (d)(g)(h)
New York City, NY, HDC, MFH Revenue, Green Bonds, Series I-3, SPA - TD Bank N.A.	1.550%	11/1/60	200,000	200,000 (g)(h)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	1.690%	3/15/33	1,600,000	1,600,000 (d)(g)(h)
New York State HFA Revenue, 10 Liberty Street Realty LLC, Series A, LIQ - FHLMC, LOC - FHLMC	1.640%	5/1/35	365,000	365,000 (g)(h)
Total Housing				3,165,000
Other — 2.3%
Battery Park City Authority Junior Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	2.800%	11/1/38	2,900,000	2,900,000 (g)(h)
State General Obligation — 1.5%
New York City, NY, GO, Subseries A-4, SPA - TD Bank N.A.	2.800%	9/1/49	1,900,000	1,900,000 (g)(h)
Tax Allocation — 2.3%
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	2.850%	8/1/45	2,700,000	2,700,000 (g)(h)
Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	2.800%	8/1/43	200,000	200,000 (g)(h)
Total Tax Allocation				2,900,000
Transportation — 0.6%
MTA, NY, Dedicated Tax Fund Revenue, Series A-1, Refunding, LOC - TD Bank N.A.	2.800%	11/1/31	100,000	100,000 (g)(h)
MTA, NY, Transportation Revenue:
Series E-1, LOC - Barclays Bank PLC	2.850%	11/15/50	500,000	500,000 (g)(h)
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

 Western Asset Intermediate Maturity New York Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Transportation — continued
Subseries G-2, Refunding, LOC - TD Bank N.A.	1.550%	11/1/32	$100,000	$100,000 (g)(h)
Total Transportation				700,000
Water & Sewer — 2.7%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2010, Series CC, SPA - State Street Bank & Trust Co.	2.800%	6/15/41	1,000,000	1,000,000 (g)(h)
Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	2.700%	6/15/48	1,300,000	1,300,000 (g)(h)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	2.800%	6/15/49	1,100,000	1,100,000 (g)(h)
Total Water & Sewer				3,400,000

Total Short-Term Investments (Cost — $16,345,000)				16,345,000
Total Investments — 99.9% (Cost — $125,506,362)				125,266,834
TOB Floating Rate Notes — (1.3)%				(1,705,000)
Other Assets in Excess of Other Liabilities — 1.4%				1,793,960
Total Net Assets — 100.0%				$125,355,794

(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Maturity date shown represents the mandatory tender date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).
(g)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2026
 Western Asset Intermediate Maturity New York Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
CAB	—	Capital Appreciation Bonds
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HDC	—	Housing Development Corporation
HFA	—	Housing Finance Agency
HUD	—	Housing & Urban Development
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SD	—	School District
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
May 31, 2026

Assets:
Investments, at value (Cost — $125,506,362)	$125,266,834
Cash	30,520
Interest receivable	1,531,907
Receivable for Fund shares sold	517,747
Prepaid expenses	37,919
Total Assets	127,384,927
Liabilities:
TOB Floating Rate Notes (Note 1)	1,705,000
Payable for Fund shares repurchased	145,427
Investment management fee payable	32,815
Distributions payable	29,383
Interest and commitment fees payable	18,925
Service and/or distribution fees payable	8,755
Accrued expenses	88,828
Total Liabilities	2,029,133
Total Net Assets	$125,355,794
Net Assets:
Par value (Note 7)	$153
Paid-in capital in excess of par value	132,938,096
Total distributable earnings (loss)	(7,582,455)
Total Net Assets	$125,355,794
Net Assets:
Class A	$60,199,631
Class C	$1,735,906
Class I	$63,420,257
Shares Outstanding:
Class A	7,331,121
Class C	211,529
Class I	7,730,945
Net Asset Value:
Class A (and redemption price)	$8.21
Class C (and redemption price)	$8.21
Class I (and redemption price)	$8.20
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$8.40
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended May 31, 2026

Investment Income:
Interest	$2,183,944
Expenses:
Investment management fee (Note 2)	245,648
Service and/or distribution fees (Notes 2 and 5)	52,262
Transfer agent fees (Notes 2 and 5)	51,410
Fund accounting fees	34,044
Registration fees	28,766
Interest expense (Note 1)	25,081
Audit and tax fees	18,172
Fees recaptured by investment manager (Note 2)	5,849
Legal fees	5,733
Shareholder reports	5,479
Trustees’ fees	1,808
Commitment fees (Note 8)	500
Insurance	459
Custody fees	415
Miscellaneous expenses	4,963
Total Expenses	480,589
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(65,068)
Net Expenses	415,521
Net Investment Income	1,768,423
Realized and Unrealized Loss on Investments (Notes 1 and 3):
Change in Net Unrealized Appreciation (Depreciation) From Investments	(111,407)
Net Loss on Investments	(111,407)
Increase in Net Assets From Operations	$1,657,016
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended May 31, 2026 (unaudited) and the Year Ended November 30, 2025	2026	2025
Operations:
Net investment income	$1,768,423	$3,517,668
Net realized loss	—	(818,208)
Change in net unrealized appreciation (depreciation)	(111,407)	(316,366)
Increase in Net Assets From Operations	1,657,016	2,383,094
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,745,238)	(3,460,143)
Decrease in Net Assets From Distributions to Shareholders	(1,745,238)	(3,460,143)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	11,369,753	28,439,742
Reinvestment of distributions	1,570,412	3,125,214
Cost of shares repurchased	(10,845,735)	(46,720,173)
Increase (Decrease) in Net Assets From Fund Share Transactions	2,094,430	(15,155,217)
Increase (Decrease) in Net Assets	2,006,208	(16,232,266)
Net Assets:
Beginning of period	123,349,586	139,581,852
End of period	$125,355,794	$123,349,586
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.22	$8.26	$8.11	$8.06	$8.90	$8.73
Income (loss) from operations:
Net investment income	0.11	0.22	0.21	0.20	0.16	0.16
Net realized and unrealized gain (loss)	(0.01)	(0.04)	0.15	0.05	(0.84)	0.17
Total income (loss) from operations	0.10	0.18	0.36	0.25	(0.68)	0.33
Less distributions from:
Net investment income	(0.11)	(0.22)	(0.21)	(0.20)	(0.16)	(0.16)
Total distributions	(0.11)	(0.22)	(0.21)	(0.20)	(0.16)	(0.16)
Net asset value, end of period	$8.21	$8.22	$8.26	$8.11	$8.06	$8.90
Total return[3]	1.25%	2.19%	4.48%	3.11%	(7.70)%	3.84%
Net assets, end of period (000s)	$60,200	$60,356	$67,265	$77,082	$84,873	$101,301
Ratios to average net assets:
Gross expenses[4]	0.85%[5,6]	0.83%	0.83%[5]	0.80%[5]	0.84%	0.84%
Net expenses[4,7,8]	0.79 [5,6]	0.77	0.80 [5]	0.78 [5]	0.75	0.75
Net investment income	2.77 [6]	2.69	2.57	2.45	1.90	1.84
Portfolio turnover rate	4%	8%	2%	12%	31%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Includes expenses related to borrowings of 0.04%, 0.05%, 0.05%, 0.03%, less than 0.005% and less than
0.005% for the six months ended May 31, 2026 and years ended November 30, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.75%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.21	$8.25	$8.11	$8.06	$8.91	$8.74
Income (loss) from operations:
Net investment income	0.09	0.17	0.16	0.15	0.11	0.11
Net realized and unrealized gain (loss)	(0.00)	(0.04)	0.14	0.05	(0.85)	0.17
Total income (loss) from operations	0.09	0.13	0.30	0.20	(0.74)	0.28
Less distributions from:
Net investment income	(0.09)	(0.17)	(0.16)	(0.15)	(0.11)	(0.11)
Total distributions	(0.09)	(0.17)	(0.16)	(0.15)	(0.11)	(0.11)
Net asset value, end of period	$8.21	$8.21	$8.25	$8.11	$8.06	$8.91
Total return[3]	1.07%	1.60%	3.76%	2.52%	(8.35)%	3.22%
Net assets, end of period (000s)	$1,736	$2,119	$4,719	$14,070	$18,762	$25,770
Ratios to average net assets:
Gross expenses[4]	1.45%[5,6]	1.41%	1.43%[5]	1.40%[5]	1.41%	1.40%
Net expenses[4,7,8]	1.39 [5,6]	1.35	1.39 [5]	1.38 [5]	1.35	1.35
Net investment income	2.16 [6]	2.10	1.96	1.84	1.29	1.25
Portfolio turnover rate	4%	8%	2%	12%	31%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Includes expenses related to borrowings of 0.04%, 0.05%, 0.05%, 0.03%, less than 0.005% and less than
0.005% for the six months ended May 31, 2026 and years ended November 30, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.35%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.21	$8.25	$8.10	$8.04	$8.89	$8.72
Income (loss) from operations:
Net investment income	0.12	0.24	0.23	0.22	0.17	0.18
Net realized and unrealized gain (loss)	(0.01)	(0.05)	0.15	0.05	(0.85)	0.17
Total income (loss) from operations	0.11	0.19	0.38	0.27	(0.68)	0.35
Less distributions from:
Net investment income	(0.12)	(0.23)	(0.23)	(0.21)	(0.17)	(0.18)
Total distributions	(0.12)	(0.23)	(0.23)	(0.21)	(0.17)	(0.18)
Net asset value, end of period	$8.20	$8.21	$8.25	$8.10	$8.04	$8.89
Total return[3]	1.37%	2.43%	4.84%	3.33%	(7.68)%	4.00%
Net assets, end of period (000s)	$63,420	$60,875	$67,598	$63,211	$49,123	$38,576
Ratios to average net assets:
Gross expenses[4]	0.69%[5]	0.69%	0.66%	0.62%	0.70%	0.70%
Net expenses[4,6,7]	0.54 [5]	0.54	0.55	0.53	0.60	0.60
Net investment income	3.02 [5]	2.92	2.82	2.71	2.07	1.99
Portfolio turnover rate	4%	8%	2%	12%	31%	20%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended May 31, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]
Includes expenses related to borrowings of 0.04%, 0.05%, 0.05%, 0.03%, less than 0.005% and less than
0.005% for the six months ended May 31, 2026 and years ended November 30, 2025, 2024, 2023, 2022 and 2021, respectively.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.50%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. Prior to December 1,
2022, the expense limitation was 0.60%.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$105,845,346	—	$105,845,346
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,076,488	—	3,076,488
Total Long-Term Investments	—	108,921,834	—	108,921,834
Short-Term Investments†	—	16,345,000	—	16,345,000
Total Investments	—	$125,266,834	—	$125,266,834

†	See Schedule of Investments for additional detailed categorizations.
(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.
An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Fund’s Statement of Operations. For the six months ended May 31, 2026, the average daily amount of floating rate notes outstanding was $1,705,000 and weighted average interest rate was 2.91%.
(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of May 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.35% and 0.50%, respectively. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for each class as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

During the six months ended May 31, 2026, fees waived and/or expenses reimbursed amounted to $65,068.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at May 31, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires November 30, 2026	$27,607	$3,412	$74,344
Expires November 30, 2027	31,087	1,511	85,118
Expires November 30, 2028	19,144	590	45,334
Total fee waivers/expense reimbursements subject to recapture	$77,838	$5,513	$204,796
For the six months ended May 31, 2026, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class A	Class C
FTFA recaptured	$5,603	$246
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended May 31, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $629 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended May 31, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$491
CDSCs	—
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2026, such purchase and sale transactions (excluding accrued interest) were $9,765,000 and $10,100,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended May 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,248,700
Sales	4,120,000
At May 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$123,696,378	$914,577	$(1,049,121)	$(134,544)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).
4. Derivative instruments and hedging activities
During the six months ended May 31, 2026, the Fund did not invest in derivative instruments.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended May 31, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$45,280	$24,597
Class C	6,982	691
Class I	—	26,122
Total	$52,262	$51,410
For the six months ended May 31, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,143
Class C	590
Class I	45,335
Total	$65,068
6. Distributions to shareholders by class

	Six Months Ended May 31, 2026	Year Ended November 30, 2025
Net Investment Income:
Class A	$826,136	$1,664,977
Class C	19,913	60,954
Class I	899,189	1,734,212
Total	$1,745,238	$3,460,143
7. Shares of beneficial interest
At May 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2026		Year Ended November 30, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	347,510	$2,857,017	898,025	$7,283,544
Shares issued on reinvestment	87,513	719,244	181,626	1,473,852
Shares repurchased	(448,851)	(3,689,243)	(1,878,970)	(15,208,821)
Net decrease	(13,828)	$(112,982)	(799,319)	$(6,451,425)
Class C
Shares sold	86	$709	431	$3,500
Shares issued on reinvestment	2,422	19,896	7,421	60,177
Shares repurchased	(48,983)	(402,760)	(321,626)	(2,614,630)
Net decrease	(46,475)	$(382,155)	(313,774)	$(2,550,953)
Class I
Shares sold	1,036,237	$8,512,027	2,612,966	$21,152,698
Shares issued on reinvestment	101,271	831,272	196,297	1,591,185
Shares repurchased	(822,599)	(6,753,732)	(3,586,422)	(28,896,722)
Net increase (decrease)	314,909	$2,589,567	(777,159)	$(6,152,839)
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2026.
9. Deferred capital losses
As of November 30, 2025, the Fund had deferred capital losses of $7,891,512, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Intermediate Maturity New York Municipals Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Intermediate Maturity New York Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies
Western Asset Intermediate Maturity New York Municipals Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional New York intermediate municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 3-, 5- and 10-year periods ended December 31, 2025 was above the median and that the Fund’s performance for the 1-year period ended December 31, 2025 was below the median. The Board noted that the Fund’s performance approximately matched the performance of its benchmark index for the 3-year period ended December 31, 2025 and trailed the performance of its benchmark index for the 1, 5- and 10-year periods ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional New York intermediate municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and

Western Asset Intermediate Maturity New York Municipals Fund

indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and that the Fund’s Actual Management Fee was above the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Intermediate Maturity New York Municipals Fund

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Western Asset
Intermediate Maturity New York Municipals Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Intermediate Maturity New York Municipals Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Intermediate Maturity New York Municipals Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Intermediate Maturity New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90060-SFSOI 7/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 24, 2026